Depreciation and Amortization	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Depreciation and Amortization
5.	DEPRECIATION AND AMORTIZATION

Year ended December 31 (millions of Canadian dollars)	2015	2014
Depreciation of property, plant and equipment	594	565
Amortization of intangible assets	54	53
Asset removal costs	90	81
Amortization of regulatory assets	19	23

	757	722